Commitments And Contingencies - Schedule of Financial Instruments Contract Amounts Represent Credit Risk (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Appropriate Contract Amount	$ 27,469,366	$ 20,673,434